Associates and joint ventures (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of associates [abstract]
Summary of After Tax Profits and Losses of Associates and Joint Ventures
The Group’s share of after-tax profits and losses of associates and joint ventures is set out below:

	2023 £m	2022 £m	2021 £m
Share of after-tax (losses)/profits of associates	(2)	1	36
Share of after-tax losses of joint ventures	(3)	(3)	(3)
	(5)	(2)	33

Summary of Group Held for Significant Associate
The results of Innoviva included in the summarised income statement information below represent the estimated earnings of Innoviva in the relevant periods, based on publicly available information. Figures for 2021 include share of Innoviva’s turnover, profit and total comprehensive income until the date of the disposal.

2021 £m
Turnover	108
Profit after taxation	106
Total comprehensive income	106

Summary of Aggregated Financial Information
Aggregated financial information in respect of GSK’s share of other associated undertakings and joint ventures is set out below:

	2023 £m	2022 £m	2021 £m
Share of after-tax losses	(5)	(2)	–
Share of other comprehensive income/(expense)	7	(9)	28
Share of total comprehensive income/(expense)	2	(11)	28